Intangible assets - Goodwill (Details 2)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Main Assumptions [Abstract]
Basis of determining recoverable amounts		Value in use: cash flows	Value in use: cash flows	Value in use: cash flows
Period of the projections of cash flows	[1]	5 years	5 years	5 years
Growth rate perpetual		5.10%	8.30%	8.00%
Discount rate	[2]	13.60%	14.60%	15.20%

[1]	The projections of cash flow are prepared using Management's growth plans and internal budget, based on historical data, market expectations and conditions such as industry growth, interest rate and inflation.
[2]	The discount rate is calculated based on the capital asset pricing model (CAPM). The discount rate before tax is 19.33% (2017 - 20.42% and 2016 - 20.23%).